Principal Guarantee                      TRAVELERSLife&Annuity [Graphic Omitted]
                                                          A member of citigroup

                                TRAVELERS PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY
                                            SUPPLEMENT DATED FEBRUARY 7, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002

1. The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

We will assess a mortality and expense risk charge ("M & E") of 1.70% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

       Mortality and Expense Risk Charge.........          1.70%
       Administrative Expense Charge.............          0.15%
       Total with No Optional Features Selected..          1.85%
       Total with E.S.P. only selected...........          2.05%
       Total with GMWB only selected.............          2.85%
       Total with E.S.P. and GMWB selected.......          3.05%


2. The following expense example table is added to the Fee Table.

EXAMPLE:  WITH E.S.P. AND GMWB

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above with the E.S.P. and GMWB options selected.

--------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                             END OF PERIOD SHOWN:           ANNUITIZED AT END OF PERIOD SHOWN:
                                                    --------------------------------------- ------------------------------------
FUNDING OPTION                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS   1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
     Capital Appreciation Fund                        93        142       173       360       33      102      173       360
     Money Market Portfolio                           89        129       151       319       29       89      151       319
AIM VARIABLE INSURANCE FUNDS, INC.
     AIM V.I. Premier Equity Fund - Series I          93        142       173       361       33      102      173       361
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
     Premier Growth Portfolio - Class B               98        155       194       400       38      115      194       400
CREDIT SUISSE TRUST
     Credit Suisse Emerging Markets Portfolio         99        158       199       410       39      118      199       410
DELAWARE VIP TRUST
     VIP REIT Series-Standard Class                   94        143       175       365       34      103      175       365
DREYFUS VARIABLE INVESTMENT FUND
     Appreciation Portfolio - Initial Shares          93        140       170       355       33      100      170       355
     Small Cap Portfolio - Initial Shares             93        140       170       356       33      100      170       356
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
     Mutual Shares Securities Fund - Class 2          95        148       182       378       35      108      182       378
     Templeton Growth Securities Fund - Class 2       96        149       185       384       36      109      185       384
GREENWICH STREET SERIES FUND
     Emerging Growth Fund                             97        152       189       391       37      112      189       391
     Equity Index Portfolio - Class II Shares         91        135       161       337       31       95      161       337
     Growth and Income Fund                           94        145       177       369       34      105      177       369
JANUS ASPEN SERIES
     Balanced Portfolio - Service Shares              94        144       176       367       34      104      176       367

     Global Life Sciences Portfolio - Service         96        149       184       381       36      109      184       381
     Shares
     Global Technology Portfolio - Service Shares     94        145       178       370       34      105      178       370
     Worldwide Growth Portfolio - Service Shares      94        145       177       369       34      105      177       369
PIMCO VARIABLE INSURANCE TRUST
     Total Return Portfolio-Administrative Class      91        136       163       343       31       96      163       343
PUTNAM VARIABLE TRUST
     Putnam VT International Growth Fund - Class      97        152       189       391       37      112      189       391
     IB Shares
     Putnam VT Small Cap Value Fund - Class IB        98        157       197       405       38      117      197       405
     Shares
     Putnam VT Voyager II Fund - Class IB Shares     102        167       214       436       42      127      214       436
SALOMON BROTHERS VARIABLE SERIES FUND INC.
     Capital Fund-Class I                             95        147       180       375       35      107      180       375
     Investors Fund-Class I                           93        141       172       359       33      101      172       359
     Large Cap Growth Fund-Class I                    95        147       180       375       35      107      180       375
     Small Cap Growth Fund-Class I                   100        160       202       416       40      120      202       416
THE TRAVELERS SERIES TRUST
     Convertible Bond Portfolio                       93        140       170       356       33      100      170       356
     Disciplined Mid Cap Stock Portfolio              93        142       172       359       33      102      172       359
     Equity Income Portfolio                          93        140       170       356       33      100      170       356
     Federated High Yield Portfolio                   94        143       175       365       34      103      175       365
     Federated Stock Portfolio                        93        141       171       358       33      101      171       358
     Large Cap Portfolio                              93        140       170       356       33      100      170       356
     Lazard International Stock Portfolio             95        147       181       376       35      107      181       376
     MFS Emerging Growth Portfolio                    94        143       175       365       34      103      175       365
     MFS Mid Cap Growth Portfolio                     94        144       176       368       34      104      176       368
     MFS Research Portfolio                           94        144       176       368       34      104      176       368
     Travelers Quality Bond Portfolio                 90        130       154       324       30       90      154       324
TRAVELERS SERIES FUND INC.
     AIM Capital Appreciation Portfolio               93        142       172       359       33      102      172       359
     Alliance Growth Portfolio                        93        141       172       359       33      101      172       359
     MFS Total Return Portfolio                       93        142       172       359       33      102      172       359
VAN KAMPEN LIFE INVESTMENT TRUST
     Comstock Portfolio Class II Shares               95        148       182       378       35      108      182       378
     Enterprise Portfolio Class II Shares             93        142       173       361       33      102      173       361
 VARIABLE INSURANCE PRODUCTS FUND II
     Contrafund(R)Portfolio - Service Class 2         94        144       176       366       34      104      176       366
VARIABLE INSURANCE PRODUCTS FUND III
     Dynamic Capital Appreciation Portfolio -        102        166       212       433       42      126      212       433
     Service Class 2
     Mid Cap Portfolio - Service Class 2              94        143       175       364       34      103      175       364

3. The following is added to the "Charges and Deductions" section of the prospectus.

GMWB CHARGE

If you select the Guaranteed Minimum Withdrawal Benefit a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefit.

4. The following is added to the "Access to Your Money" section of the prospectus.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your PURCHASE PAYMENTS regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

Your initial PURCHASE PAYMENT is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the withdrawal.

If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceeds the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the CONTRACT VALUE immediately prior to the current withdrawal.

For example, assume your initial PURCHASE PAYMENT is $100,000 and a withdrawal of $10,000 is taken in CONTRACT YEAR two:

-------------------------------------------------------------------------------------------------------------------------
                            ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
                            ------------------------------                       ------------------------------
-------------------------------------------------------------------------------------------------------------------------
                      Contract          RBB               AWB (5%)        Contract           RBB             AWB (5%)
                        VALUE           ---               --------          VALUE            ---             --------
-------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
  ------------
-------------------------------------------------------------------------------------------------------------------------

  Contract date       $100,000        $100,000             $5,000         $100,000         $100,000           $5,000
-------------------------------------------------------------------------------------------------------------------------

  Immediately prior   $115,000        $100,000             $5,000          $85,000         $100,000           $5,000
  to withdrawal,
  contract year two
-------------------------------------------------------------------------------------------------------------------------

  Immediately after   $105,000        $91,304              $4,565          $75,000         $88,235            $4,412
  withdrawal,
  contract year two                  [100,000 -       [5,000 - (5,000                     [100,000 -      [5,000- (5,000
                                      (100,000       x10,000/115,000)]                     (100,000       x10,000/85,000
                                 x10,000/115,000)]                                     x10,000/85,000)]
-------------------------------------------------------------------------------------------------------------------------

Any time after the 5th contract year anniversary, you may choose to reset your RBB to equal your current CONTRACT VALUE. Depending on your CONTRACT VALUE and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If you began taking GMWB withdrawals prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking GMWB withdrawals after your third contract year, your

AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your contract value reaches zero, and you have purchased this benefit, the following will occur:

           o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

           o The total annual payment amount will equal the AWB and will never exceed your RBB, and

           o We will no longer accept subsequent PURCHASE PAYMENTS into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.









L-19944                                                           February, 2003






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